Related party transactions - Transactions with key management personnel (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares
Restricted Stock Units
Related party transactions
Number of other equity instruments granted in share-based payment arrangement (in shares)	1,191,919
TELUS Corporation (parent) | Phantom restricted share units
Related party transactions
Number of other equity instruments granted in share-based payment arrangement (in shares)	24,757	13,217	94,342
Grant-date-fair-value of awarded units (in dollars per share) | $ / shares	$ 27.58	$ 24.97	$ 21.38
Senior Leadership Team
Related party transactions
Short-term benefits | $	$ 5.0	$ 4.0	$ 3.0
Post-employment pension and other benefits | $	1.0	1.0	1.0
Share-based compensation | $	$ 43.0	$ 5.0	$ 6.0
Share options granted (in shares)	579,949		460,917
Weighted average fair value at measurement date, share options granted | $	$ 3.0
Number of share-based compensation awards issued (in shares)		0
Exercise price of options (in dollars per share) | $ / shares			$ 8.46
Number of months base salary considered for severance payments	18 months
Senior Leadership Team | Restricted Stock Units
Related party transactions
Number of other equity instruments granted in share-based payment arrangement (in shares)	863,755
Weighted average fair value at measurement date, other equity instruments granted | $	$ 22.0
Senior Leadership Team | Phantom Performance Share Units
Related party transactions
Number of other equity instruments granted in share-based payment arrangement (in shares)	192,064
Weighted average fair value at measurement date, other equity instruments granted | $	$ 6.0
Senior Leadership Team | Phantom restricted share units
Related party transactions
Number of other equity instruments granted in share-based payment arrangement (in shares)			277,020
Grant-date-fair-value of awarded units (in dollars per share) | $ / shares			$ 8.46
Senior Leadership Team | TELUS Corporation (parent) | Telus Phantom Restricted Share
Related party transactions
Number of other equity instruments granted in share-based payment arrangement (in shares)	24,757		83,818
Weighted average fair value at measurement date, other equity instruments granted | $	$ 1.0
Senior Leadership Team | TELUS Corporation (parent) | Phantom restricted share units
Related party transactions
Grant-date-fair-value of awarded units (in dollars per share) | $ / shares			$ 21.38